PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.2%
Aerospace & Defense 0.6%
L3Harris Technologies, Inc.	700	$158,956
Raytheon Technologies Corp.(a)	17,601	1,737,571
		1,896,527
Air Freight & Logistics 0.8%
FedEx Corp.	14,200	2,587,524
Airlines 0.1%
JetBlue Airways Corp.*	41,000	326,360
Auto Components 0.4%
BorgWarner, Inc.	27,800	1,181,778
Automobiles 2.3%
Ford Motor Co.	194,810	2,707,859
General Motors Co.	68,996	2,798,478
Thor Industries, Inc.(a)	22,300	1,920,922
		7,427,259
Banks 11.8%
Bank of America Corp.	162,911	6,166,181
Bank OZK	6,700	309,205
Citigroup, Inc.	67,704	3,277,551
Citizens Financial Group, Inc.	48,804	2,068,314
Fifth Third Bancorp	19,454	707,347
FNB Corp.	54,400	767,040
Huntington Bancshares, Inc.	46,900	726,012
JPMorgan Chase & Co.	61,364	8,479,278
M&T Bank Corp.(a)	12,746	2,167,075
PacWest Bancorp	21,700	566,804
PNC Financial Services Group, Inc. (The)	7,097	1,194,141
Regions Financial Corp.	13,111	304,306
Signature Bank	1,300	181,350
SVB Financial Group*	700	162,246
Truist Financial Corp.	58,868	2,755,611
U.S. Bancorp	51,909	2,356,150
Webster Financial Corp.	14,200	771,628
Wells Fargo & Co.	100,032	4,796,534
		37,756,773

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.6%
Molson Coors Beverage Co. (Class B Stock)(a)	34,482	$1,900,303
Biotechnology 0.2%
Moderna, Inc.*	3,700	650,867
Capital Markets 5.9%
Bank of New York Mellon Corp. (The)	51,410	2,359,719
BlackRock, Inc.	400	286,400
Franklin Resources, Inc.(a)	43,600	1,168,916
Goldman Sachs Group, Inc. (The)(a)	10,290	3,973,484
Invesco Ltd.(a)	58,760	1,122,904
Janus Henderson Group PLC	40,200	1,016,658
Jefferies Financial Group, Inc.	30,700	1,166,293
KKR & Co., Inc.	18,700	970,904
Morgan Stanley	40,462	3,765,798
S&P Global, Inc.	900	317,520
State Street Corp.	29,418	2,343,732
T. Rowe Price Group, Inc.	1,800	224,838
		18,717,166
Chemicals 3.5%
Corteva, Inc.	5,000	335,800
Dow, Inc.	42,100	2,145,837
DuPont de Nemours, Inc.(a)	35,136	2,477,439
Huntsman Corp.	24,500	680,610
International Flavors & Fragrances, Inc.(a)	18,300	1,936,506
Linde PLC (United Kingdom)	1,000	336,480
LyondellBasell Industries NV (Class A Stock)	19,174	1,629,982
Mosaic Co. (The)	9,576	491,249
Westlake Corp.(a)	11,500	1,237,975
		11,271,878
Communications Equipment 0.6%
Cisco Systems, Inc.	30,100	1,496,572
Viasat, Inc.*	13,800	470,442
		1,967,014
Consumer Finance 1.7%
Ally Financial, Inc.	42,334	1,143,441

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	23,141	$2,389,077
Discover Financial Services	9,400	1,018,584
Synchrony Financial	23,900	898,162
		5,449,264
Containers & Packaging 0.8%
International Paper Co.	16,800	623,616
Westrock Co.	52,122	1,976,466
		2,600,082
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	33,498	10,672,464
Diversified Telecommunication Services 3.3%
AT&T, Inc.	213,503	4,116,338
Frontier Communications Parent, Inc.*(a)	47,700	1,229,229
Lumen Technologies, Inc.(a)	181,941	995,217
Verizon Communications, Inc.	103,216	4,023,360
		10,364,144
Electric Utilities 2.4%
American Electric Power Co., Inc.	2,300	222,640
Avangrid, Inc.(a)	24,800	1,060,696
Duke Energy Corp.	20,669	2,065,453
Edison International	5,200	346,632
Exelon Corp.	56,541	2,339,101
NextEra Energy, Inc.	11,100	940,170
Southern Co. (The)	9,500	642,580
		7,617,272
Electronic Equipment, Instruments & Components 1.0%
Avnet, Inc.	8,300	374,911
Coherent Corp.*(a)	27,500	1,008,425
Corning, Inc.	36,800	1,255,984
TD SYNNEX Corp.	4,000	409,200
		3,048,520

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.0%
Baker Hughes Co.	3,100	$89,962
Entertainment 0.8%
Walt Disney Co. (The)*	21,500	2,104,205
Warner Bros Discovery, Inc.*	40,161	457,835
		2,562,040
Equity Real Estate Investment Trusts (REITs) 8.0%
Alexandria Real Estate Equities, Inc.	10,300	1,602,783
Cousins Properties, Inc.	69,200	1,825,496
Douglas Emmett, Inc.	66,500	1,151,780
EPR Properties	39,200	1,631,112
Healthcare Realty Trust, Inc.	35,700	732,921
Highwoods Properties, Inc.	59,800	1,782,040
Hudson Pacific Properties, Inc.	129,600	1,498,176
JBG SMITH Properties	17,900	368,919
Kilroy Realty Corp.	32,800	1,417,616
Medical Properties Trust, Inc.	132,700	1,741,024
Park Hotels & Resorts, Inc.	52,300	671,009
Prologis, Inc.	7,600	895,204
Realty Income Corp.	30,700	1,936,249
SL Green Realty Corp.(a)	41,147	1,726,528
Spirit Realty Capital, Inc.	17,600	728,992
VICI Properties, Inc.	68,000	2,325,600
Vornado Realty Trust(a)	72,500	1,833,525
Welltower, Inc.	13,600	966,008
Weyerhaeuser Co.	23,400	765,414
		25,600,396
Food & Staples Retailing 1.4%
Kroger Co. (The)	8,500	418,115
Walgreens Boots Alliance, Inc.	56,865	2,359,897
Walmart, Inc.	11,352	1,730,272
		4,508,284
Food Products 1.7%
Archer-Daniels-Midland Co.	9,000	877,500
Kraft Heinz Co. (The)	57,622	2,267,426

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	6,100	$412,421
Tyson Foods, Inc. (Class A Stock)	30,300	2,008,284
		5,565,631
Gas Utilities 0.0%
UGI Corp.	2,800	108,220
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	7,600	817,608
Becton, Dickinson & Co.	2,300	573,482
Enovis Corp.*	4,466	241,745
Medtronic PLC	14,706	1,162,362
QuidelOrtho Corp.*(a)	21,400	1,874,854
		4,670,051
Health Care Providers & Services 2.5%
Centene Corp.*	22,500	1,958,625
Cigna Corp.	5,049	1,660,566
CVS Health Corp.	35,187	3,584,851
Elevance Health, Inc.	1,200	639,504
Universal Health Services, Inc. (Class B Stock)	1,100	143,935
		7,987,481
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	2,727	743,898
Household Durables 2.8%
D.R. Horton, Inc.(a)	23,100	1,986,600
Lennar Corp. (Class A Stock)	25,281	2,220,430
Mohawk Industries, Inc.*	17,100	1,732,743
PulteGroup, Inc.	27,600	1,235,928
Toll Brothers, Inc.	38,200	1,830,162
		9,005,863
Household Products 0.5%
Procter & Gamble Co. (The)	10,272	1,532,172

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 0.4%
General Electric Co.	8,800	$756,536
Honeywell International, Inc.	2,100	461,055
		1,217,591
Insurance 5.1%
Aflac, Inc.	20,533	1,476,939
American International Group, Inc.	42,885	2,706,473
Axis Capital Holdings Ltd.	15,700	903,692
Brighthouse Financial, Inc.*	8,700	484,938
Chubb Ltd.	13,208	2,900,345
CNA Financial Corp.	9,300	395,994
First American Financial Corp.	18,200	994,630
Hartford Financial Services Group, Inc. (The)	6,949	530,695
Loews Corp.	21,300	1,238,595
MetLife, Inc.	16,519	1,267,007
Old Republic International Corp.	35,700	874,650
Travelers Cos., Inc. (The)	7,214	1,369,289
Unum Group	27,200	1,147,296
		16,290,543
Interactive Media & Services 1.6%
Alphabet, Inc. (Class A Stock)*	3,500	353,465
Alphabet, Inc. (Class C Stock)*	2,200	223,190
Meta Platforms, Inc. (Class A Stock)*	37,800	4,464,180
		5,040,835
IT Services 2.1%
Cognizant Technology Solutions Corp. (Class A Stock)	11,200	696,752
DXC Technology Co.*	22,000	652,740
Fidelity National Information Services, Inc.	37,800	2,743,524
Fiserv, Inc.*	2,900	302,644
Global Payments, Inc.	21,600	2,241,648
		6,637,308
Life Sciences Tools & Services 1.0%
Danaher Corp.	3,200	874,912

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Syneos Health, Inc.*	28,800	$1,016,064
Thermo Fisher Scientific, Inc.	2,300	1,288,506
		3,179,482
Machinery 0.7%
Gates Industrial Corp. PLC*	141,600	1,645,392
PACCAR, Inc.	6,900	730,779
		2,376,171
Media 2.6%
Comcast Corp. (Class A Stock)	122,982	4,506,061
DISH Network Corp. (Class A Stock)*	106,100	1,702,905
Fox Corp. (Class A Stock)	6,500	210,925
Fox Corp. (Class B Stock)	4,300	131,236
News Corp. (Class A Stock)(a)	66,400	1,271,560
Paramount Global (Class B Stock)	28,200	566,256
		8,388,943
Metals & Mining 3.6%
Alcoa Corp.	1,700	85,221
Cleveland-Cliffs, Inc.*(a)	117,600	1,820,448
Freeport-McMoRan, Inc.	30,600	1,217,880
Newmont Corp.	45,400	2,155,138
Nucor Corp.	15,537	2,329,773
SSR Mining, Inc. (Canada)	117,300	1,778,268
United States Steel Corp.	81,900	2,153,151
		11,539,879
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AGNC Investment Corp.	79,620	795,404
Annaly Capital Management, Inc.	55,000	1,191,850
Rithm Capital Corp.	89,150	806,807
Starwood Property Trust, Inc.	49,600	1,061,936
		3,855,997
Multiline Retail 0.2%
Kohl’s Corp.	17,600	564,608

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.6%
Consolidated Edison, Inc.(a)	14,200	$1,392,168
Dominion Energy, Inc.	5,800	354,438
Sempra Energy	1,500	249,285
		1,995,891
Oil, Gas & Consumable Fuels 8.9%
Chevron Corp.	36,938	6,771,105
ConocoPhillips	23,815	2,941,391
Coterra Energy, Inc.(a)	29,900	834,509
Diamondback Energy, Inc.	6,700	991,734
EOG Resources, Inc.	2,500	354,825
Exxon Mobil Corp.	76,071	8,469,745
Kinder Morgan, Inc.	80,200	1,533,424
Marathon Petroleum Corp.	15,540	1,892,927
Phillips 66	16,300	1,767,572
Pioneer Natural Resources Co.(a)	5,100	1,203,549
Valero Energy Corp.	13,200	1,763,784
		28,524,565
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	12,400	995,472
Johnson & Johnson	33,120	5,895,360
Merck & Co., Inc.	6,200	682,744
Pfizer, Inc.	117,686	5,899,599
Viatris, Inc.	179,800	1,983,194
		15,456,369
Real Estate Management & Development 0.4%
Howard Hughes Corp. (The)*	3,700	275,798
Jones Lang LaSalle, Inc.*	5,300	891,301
		1,167,099
Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	34,400	1,906,792
Ryder System, Inc.	2,074	193,898
		2,100,690

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	2,700	$464,157
Intel Corp.	127,464	3,832,842
Micron Technology, Inc.	45,403	2,617,483
MKS Instruments, Inc.	16,300	1,366,918
		8,281,400
Software 0.2%
Salesforce, Inc.*	3,200	512,800
Specialty Retail 0.4%
Home Depot, Inc. (The)	1,300	421,187
Lithia Motors, Inc.	1,300	311,103
Petco Health & Wellness Co., Inc.*	34,900	385,296
		1,117,586
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	141,863	2,380,461
Western Digital Corp.*	51,600	1,896,300
		4,276,761
Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.(a)	32,200	2,163,196
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp.	66,100	907,553
New York Community Bancorp, Inc.(a)	93,100	870,485
		1,778,038
Tobacco 0.2%
Philip Morris International, Inc.	7,243	721,910
Trading Companies & Distributors 0.2%
Air Lease Corp.	15,226	588,028

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	5,300	$802,738

Total Common Stocks (cost $255,299,981)		316,387,621
Exchange-Traded Fund 0.4%
iShares Russell 1000 Value ETF (cost $1,190,100)	8,000	1,271,920

Total Long-Term Investments (cost $256,490,081)		317,659,541

Short-Term Investments 12.1%
Affiliated Mutual Fund 11.8%
PGIM Institutional Money Market Fund (cost $37,792,545; includes $37,701,840 of cash collateral for securities on loan)(b)(we)	37,827,965	37,801,485
Unaffiliated Fund 0.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $908,434)	908,434	908,434

Total Short-Term Investments (cost $38,700,979)		38,709,919

TOTAL INVESTMENTS 111.7% (cost $295,191,060)		356,369,460
Liabilities in excess of other assets (11.7)%		(37,335,753)

Net Assets 100.0%		$319,033,707

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,460,221; cash collateral of $37,701,840 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).